Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions		2 Months Ended	3 Months Ended	9 Months Ended		84 Months Ended
	Nov. 10, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2026 EUR (€)	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 USD ($)	Jul. 15, 2033 EUR (€)	Nov. 10, 2032 EUR (€)	Sep. 30, 2026 USD ($)	Jul. 30, 2026 EUR (€)	Nov. 10, 2025 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 3.5
Borrowing costs capitalised						€ 6.1	€ 1.2
Loans and borrowings		€ 2,258.6		€ 2,279.2
Net loss on refinancing	75.9
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 175.0
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Non-cash loss recognized in relation to cross currency interest rate swaps		5.6
Loans and Borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		2,201.1		2,211.9
Carrying value		2,201.9		2,217.2
Loans and Borrowings [Member] | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.0		0.0
Carrying value		(6.2)		(10.1)
Senior EUR/USD loans | Loans and Borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,408.0		1,427.2
Senior EUR/USD loans | Loans and Borrowings [Member] | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,417.0		1,422.3
Other borrowings [Domain] | Loans and Borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.1		0.1
Carrying value		0.1		€ 0.1
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Interest rate				5.25%				5.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Gross carrying amount [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Loans and borrowings				€ 800.0
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800.0		800.0
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings [Member] | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 784.0		789.5
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount				547.2				$ 620.0		$ 679.1
Interest rate	2.50%									2.50%
Repayments of non-current borrowings				€ 5.5	$ 6.2
Repayments Of Non-current Borrowings - percentage of original issued notional				100.00%				100.00%
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 547.2				$ 620.0		$ 679.1
Repayments Of Non-current Borrowings - percentage of original issued notional				100.00%				100.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2
Interest rate	2.50%									2.50%
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553.2
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount				€ 880.0
Interest rate				2.50%				2.50%
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 880.0
Senior EUR Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	130.0			880.0
Interest rate		2.75%
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130.0			€ 880.0
Repayments of current borrowings			€ 100.0
2033 Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Interest rate									5.25%
2033 Fixed Rate Senior Secured Notes | Gross carrying amount [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Loans and borrowings									€ 800.0